UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Commercial Services – 1.0%
16,300	Dun & Bradstreet Corp.	$ 1,173,437

Consumer Non-Durables – 9.1%
17,000	Colgate-Palmolive Co.	1,231,480
28,700	Hansen Natural Corp.*	889,987
9,700	Kimberly-Clark Corp.	566,965
38,000	Mead Johnson Nutrition Co.	1,383,580
23,100	PepsiCo, Inc.	1,310,925
12,700	Philip Morris International, Inc.	591,820
19,400	Polo Ralph Lauren Corp.	1,223,170
38,100	Procter & Gamble Co.	2,114,931
17,700	The Coca-Cola Co.	882,168

		10,195,026

Consumer Services – 6.4%
12,600	Chipotle Mexican Grill, Inc.*	1,182,258
19,100	Darden Restaurants, Inc.	618,649
34,800	DISH Network Corp.*	589,860
8,600	ITT Educational Services, Inc.*	837,210
18,200	McDonald’s Corp.	1,002,092
17,600	Panera Bread Co.*	967,296
47,100	The Walt Disney Co.	1,183,152
27,000	Weight Watchers International, Inc.	752,760

		7,133,277

Distribution Services – 2.6%
40,700	Herbalife Ltd.	1,400,487
17,400	W.W. Grainger, Inc.	1,564,434

		2,964,921

Electronic Technology – 19.9%
11,900	Apple Computer, Inc.*	1,944,341
176,300	Cisco Systems, Inc.*	3,880,363
43,000	CommScope, Inc.*	1,100,800
83,200	Corning, Inc.	1,414,400
45,800	Hewlett-Packard Co.	1,983,140
53,600	Intel Corp.	1,031,800
54,800	Juniper Networks, Inc.*	1,431,924
20,500	L-3 Communications Holdings, Inc.	1,547,750
53,500	Linear Technology Corp.	1,437,545
17,400	Lockheed Martin Corp.	1,300,824
76,900	Marvell Technology Group Ltd.*	1,025,846
11,600	QUALCOMM, Inc.	536,036
101,400	Texas Instruments, Inc.	2,438,670
42,600	Western Digital Corp.*	1,288,650

		22,362,089

Energy Minerals – 3.9%
30,100	CONSOL Energy, Inc.	1,069,453
23,900	Exxon Mobil Corp.	1,682,321
23,500	Occidental Petroleum Corp.	1,676,490

		4,428,264

Finance – 5.2%
8,100	BlackRock, Inc.	1,543,374
21,500	Franklin Resources, Inc.	1,906,620
23,700	Northern Trust Corp.	1,417,497
54,300	The Charles Schwab Corp.	970,341

		5,837,832

Health Services – 3.2%
41,500	IMS Health, Inc.	498,000
37,000	Medco Health Solutions, Inc.*	1,955,820
21,400	Stericycle, Inc.*	1,095,680

		3,549,500

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 11.8%
29,200	Abbott Laboratories	$ 1,313,708
12,600	Allergan, Inc.	673,218
24,400	Becton, Dickinson & Co.	1,589,660
20,700	C. R. Bard, Inc.	1,522,899
51,400	Eli Lilly & Co.	1,793,346
55,800	Gilead Sciences, Inc.*	2,730,294
34,900	Johnson & Johnson	2,125,061
37,800	Stryker Corp.	1,469,664

		13,217,850

Industrial Services – 2.7%
27,600	Schlumberger Ltd.	1,476,600
54,700	Waste Management, Inc.	1,537,617

		3,014,217

Process Industries – 1.2%
15,800	Monsanto Co.	1,327,200

Producer Manufacturing – 3.6%
37,800	Illinois Tool Works, Inc.	1,532,790
45,400	United Technologies Corp.	2,472,938

		4,005,728

Retail Trade – 8.8%
23,400	Amazon.com, Inc.*	2,006,784
3,300	AutoZone, Inc.*	506,781
21,900	Best Buy Co., Inc.	818,403
33,200	Big Lots, Inc.*	764,928
26,800	Dollar Tree, Inc.*	1,236,016
58,700	Staples, Inc.	1,233,874
39,900	The Gap, Inc.	651,168
40,600	The TJX Cos., Inc.	1,470,938
23,100	Wal-Mart Stores, Inc.	1,152,228

		9,841,120

Technology Services – 18.1%
32,400	Adobe Systems, Inc.*	1,050,408
27,300	BMC Software, Inc.*	929,019
5,300	Google, Inc.*	2,348,165
54,200	Hewitt Associates, Inc.*	1,622,206
44,300	International Business Machines Corp.	5,224,299
197,800	Microsoft Corp.	4,652,256
152,000	Oracle Corp.	3,363,760
18,700	Sohu.com, Inc.*	1,143,879

		20,333,992

Transportation – 0.8%
22,900	CSX Corp.	918,748

Utilities* – 1.2%
74,200	Mirant Corp.	1,340,052

TOTAL COMMON STOCKS		$111,643,253

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.5%
State Street Bank & Trust Co.
$600,000	0.010%	08/03/09	$ 600,000
Maturity Value: $600,001

TOTAL INVESTMENTS – 100.0%			$112,243,253

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			16,617

NET ASSETS – 100.0%			$112,259,870

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $590,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $616,491.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$118,273,202
Gross unrealized gain	9,515,256
Gross unrealized loss	(15,545,205)
Net unrealized security loss	$(6,029,949)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Commercial Services – 1.1%
7,000	Cintas Corp.	$ 176,260
5,000	Lender Processing Services, Inc.	170,900
8,000	Moody’s Corp.	189,920
17,000	R.R. Donnelley & Sons Co.	236,300

		773,380

Communications – 6.8%
91,500	AT&T, Inc.	2,400,045
54,500	Frontier Communications Corp.	381,500
51,500	Verizon Communications, Inc.	1,651,605
47,000	Windstream Corp.	412,190

		4,845,340

Consumer Durables – 0.7%
35,000	Ford Motor Co.*	280,000
20,000	Newell Rubbermaid, Inc.	257,400

		537,400

Consumer Non-Durables – 5.7%
17,000	Coca-Cola Enterprises, Inc.	319,430
15,500	Constellation Brands, Inc.*	211,730
9,000	General Mills, Inc.	530,190
20,000	Procter & Gamble Co.	1,110,200
13,000	Reynolds American, Inc.	565,630
17,000	Sara Lee Corp.	180,880
8,000	The Coca-Cola Co.	398,720
15,000	The Pepsi Bottling Group, Inc.	509,250
20,000	Tyson Foods, Inc.	228,600

		4,054,630

Consumer Services – 4.9%
20,000	Cablevision Systems Corp.	409,400
22,000	Comcast Corp.	326,920
11,500	eBay, Inc.*	244,375
15,000	Expedia, Inc.*	310,650
6,000	International Speedway Corp.	153,420
17,500	Liberty Global, Inc.*	366,625
3,500	McDonald’s Corp.	192,710
30,000	MGM MIRAGE*	216,900
20,000	News Corp.	206,600
16,500	The Walt Disney Co.	414,480
4,601	Time Warner Cable, Inc.	152,109
18,333	Time Warner, Inc.	488,758

		3,482,947

Distribution Services* – 0.4%
18,000	Ingram Micro, Inc.	302,760

Electronic Technology – 4.4%
7,500	CommScope, Inc.*	192,000
12,500	EMC Corp.*	188,250
13,000	General Dynamics Corp.	720,070
10,000	Hewlett-Packard Co.	433,000
22,500	Integrated Device Technology, Inc.*	152,325
12,000	Intel Corp.	231,000
3,500	Lockheed Martin Corp.	261,660
33,000	Motorola, Inc.	236,280
4,500	Northrop Grumman Corp.	200,610
13,000	QLogic Corp.*	169,650
3,500	Raytheon Co.	164,325
21,500	Xerox Corp.	176,085

		3,125,255

Energy Minerals – 14.9%
6,500	Anadarko Petroleum Corp.	313,300
4,250	Apache Corp.	356,787
12,000	Chesapeake Energy Corp.	257,280

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – (continued)
35,000	ChevronTexaco Corp.	$ 2,431,450
22,000	ConocoPhillips	961,620
9,500	Devon Energy Corp.	551,855
2,750	EOG Resources, Inc.	203,582
58,500	Exxon Mobil Corp.	4,117,815
13,000	Marathon Oil Corp.	419,250
10,000	Occidental Petroleum Corp.	713,400
10,000	Valero Energy Corp.	180,000
4,750	XTO Energy, Inc.	191,093

		10,697,432

Finance – 21.2%
10,000	American Express Co.	283,300
20,500	Annaly Capital Management, Inc.	345,425
7,250	Arthur J. Gallagher & Co.	166,025
6,000	Assurant, Inc.	153,120
130,000	Bank of America Corp.	1,922,700
5,500	Bank of Hawaii Corp.	211,035
17,750	Bank of New York Mellon Corp.	485,285
1,250	BlackRock, Inc.	238,175
7,500	Capital One Financial Corp.	230,250
1,000	CME Group, Inc.	278,830
22,000	Discover Financial Services	261,360
12,500	Fidelity National Financial, Inc.	179,375
4,250	Franklin Resources, Inc.	376,890
6,000	GATX Corp.	151,320
8,750	HCP, Inc.	225,400
58,000	JPMorgan Chase & Co.	2,241,700
7,500	Loews Corp.	225,150
7,750	MetLife, Inc.	263,112
22,000	Morgan Stanley & Co.	627,000
8,500	NYSE Euronext	229,075
5,000	PNC Financial Services Group, Inc.	183,300
4,000	Prudential Financial, Inc.	177,080
8,500	Raymond James Financial, Inc.	174,420
6,500	Reinsurance Group of America, Inc.	269,750
3,086	Simon Property Group, Inc.	171,952
9,000	State Street Corp.	452,700
6,000	The Allstate Corp.	161,460
9,250	The Chubb Corp.	427,165
13,000	The Progressive Corp.*	202,540
13,000	The Travelers Cos., Inc.	559,910
5,500	Torchmark Corp.	214,830
4,500	Transatlantic Holdings, Inc.	212,895
17,500	Trustmark Corp.	348,250
32,000	U.S. Bancorp.	653,120
16,000	Unum Group	300,320
3,076	Vornado Realty Trust	156,938
57,000	Wells Fargo & Co.	1,394,220

		15,155,377

Health Services – 1.4%
22,000	IMS Health, Inc.	264,000
8,000	UnitedHealth Group, Inc.	224,480
10,000	WellPoint, Inc.*	526,400

		1,014,880

Health Technology – 8.0%
25,000	Boston Scientific Corp.*	268,500
19,000	Eli Lilly & Co.	662,910
12,000	Hill-Rom Holdings, Inc.	205,680
16,000	Johnson & Johnson	974,240
30,500	Merck & Co., Inc.	915,305
114,000	Pfizer, Inc.	1,816,020
19,000	Wyeth	884,450

		5,727,105

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 2.7%
15,000	BJ Services Co.	$ 212,700
9,500	Halliburton Co.	209,855
8,500	National-Oilwell Varco, Inc.*	305,490
10,000	Schlumberger Ltd.	535,000
15,000	The Williams Cos., Inc.	250,350
16,000	Waste Management, Inc.	449,760

		1,963,155

Non-Energy Minerals – 1.7%
20,000	Alcoa, Inc.	235,200
5,000	Freeport-McMoRan Copper & Gold, Inc.	301,500
5,500	Nucor Corp.	244,585
5,500	Reliance Steel & Aluminum Co.	185,405
5,500	United States Steel Corp.	218,625

		1,185,315

Process Industries – 3.3%
9,000	Archer-Daniels-Midland Co.	271,080
14,000	E. I. du Pont de Nemours and Co.	433,020
15,000	International Paper Co.	282,150
6,500	Lubrizol Corp.	376,545
4,000	Sigma-Aldrich Corp.	203,000
11,500	Sonoco Products Co.	304,520
24,000	The Dow Chemical Co.	508,080

		2,378,395

Producer Manufacturing – 6.4%
11,000	Armstrong World Industries, Inc.*	270,600
11,000	Crane Co.	233,420
3,500	Eaton Corp.	181,720
6,000	Emerson Electric Co.	218,280
166,000	General Electric Co.	2,224,400
5,000	Honeywell International, Inc.	173,500
6,000	Hubbell, Inc. Class B	223,920
14,000	Illinois Tool Works, Inc.	567,700
18,000	Masco Corp.	250,740
6,000	Parker Hannifin Corp.	265,680

		4,609,960

Retail Trade – 2.3%
8,500	CVS Caremark Corp.	284,580
5,250	Kohl’s Corp.*	254,888
8,500	Lowe’s Cos., Inc.	190,910
20,000	Macy’s, Inc.	278,200
12,500	The Gap, Inc.	204,000
17,000	The Home Depot, Inc.	440,980

		1,653,558

Technology Services – 2.6%
9,500	Affiliated Computer Services, Inc.*	450,395
9,500	BMC Software, Inc.*	323,285
12,000	CA, Inc.	253,680
12,000	Computer Sciences Corp.*	578,040
15,000	Symantec Corp.*	223,950

		1,829,350

Transportation – 1.1%
5,500	CSX Corp.	220,660
4,500	FedEx Corp.	305,280
5,500	Norfolk Southern Corp.	237,875

		763,815

Shares	Description	Value
Common Stocks – (continued)
Utilities – 5.8%
9,500	Alliant Energy Corp.	$ 248,520
20,500	CenterPoint Energy, Inc.	247,025
9,000	DTE Energy Co.	310,140
32,000	Duke Energy Corp.	495,360
12,000	Edison International	387,840
7,000	Exelon Corp.	356,020
4,250	FPL Group, Inc.	240,847
15,000	Mirant Corp.*	270,900
8,000	PG&E Corp.	322,960
7,500	Progress Energy, Inc.	295,800
5,500	Questar Corp.	181,885
15,500	The Southern Co.	486,700
16,000	Xcel Energy, Inc.	319,040

		4,163,037

TOTAL COMMON STOCKS		$68,263,091

Exchange Traded Fund – 3.5%
50,000	iShares Russell 1000 Value Index Fund	$ 2,547,500

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.0%
State Street Bank & Trust Co.
$707,000	0.010%	08/03/09	$ 707,000
Maturity Value: $707,001

TOTAL INVESTMENTS – 99.9%			$71,517,591

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			54,715

NET ASSETS – 100.0%			$71,572,306

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $695,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $726,206.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$82,552,960
Gross unrealized gain	3,880,376
Gross unrealized loss	(14,915,745)
Net unrealized security loss	$(11,035,369)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – 93.1%
Commercial Services – 3.4%
9,000	Copart, Inc.*	$ 317,790
8,600	Dun & Bradstreet Corp.	619,114
11,500	Manpower, Inc.	551,425
8,800	The Brink’s Co.	238,920

		1,727,249

Communications – 2.1%
21,646	CenturyTel, Inc.	679,468
52,900	Frontier Communications Corp.	370,300

		1,049,768

Consumer Durables – 1.4%
20,600	Newell Rubbermaid, Inc.	265,122
10,500	The Stanley Works	421,575

		686,697

Consumer Non-Durables – 4.9%
2,980	Church & Dwight Co., Inc.	175,760
12,700	Coach, Inc.	375,793
25,500	Coca-Cola Enterprises, Inc.	479,145
11,500	Guess?, Inc.	334,305
7,800	Hansen Natural Corp.*	241,878
4,100	Polo Ralph Lauren Corp.	258,505
27,400	Smithfield Foods, Inc.*	371,270
4,400	The Clorox Co.	268,444

		2,505,100

Consumer Services – 6.2%
10,100	Brink’s Home Security Holdings, Inc.*	301,182
13,500	Brinker International, Inc.	224,640
8,400	Chipotle Mexican Grill, Inc. Class A*	788,172
15,200	DISH Network Corp.*	257,640
17,400	International Game Technology	343,650
34,700	MGM MIRAGE*	250,881
10,000	Panera Bread Co.*	549,600
15,900	Weight Watchers International, Inc.	443,292

		3,159,057

Distribution Services* – 0.5%
11,100	Avnet, Inc.	270,840

Electronic Technology – 15.5%
23,400	Altera Corp.	437,346
10,800	CommScope, Inc.*	276,480
9,690	Harris Corp.	303,394
2,407	Harris Stratex Networks, Inc.*	16,704
9,578	ITT Corp.	473,153
26,600	Jabil Circuit, Inc.	243,656
34,900	Juniper Networks, Inc.*	911,937
5,646	L-3 Communications Holdings, Inc.	426,273
31,400	Linear Technology Corp.	843,718
38,500	Marvell Technology Group Ltd.*	513,590
10,700	MEMC Electronic Materials, Inc.*	188,534
17,490	Microchip Technology, Inc.	471,006
18,800	NVIDIA Corp.*	243,084
5,100	Precision Castparts Corp.	407,031
19,665	Rockwell Collins, Inc.	829,863
11,300	Western Digital Corp.*	341,825
42,200	Xilinx, Inc.	915,318

		7,842,912

Energy Minerals – 3.4%
17,500	CONSOL Energy, Inc.	621,775
24,700	Denbury Resources, Inc.*	410,020
4,100	Murphy Oil Corp.	238,620
3,900	Noble Energy, Inc.	238,368
9,800	St. Mary Land & Exploration Co.	233,926

		1,742,709

Shares	Description	Value
Common Stocks – (continued)
Finance – 5.4%
10,695	Eaton Vance Corp.	$ 306,091
7,200	Health Care REIT, Inc.	288,432
4,200	IntercontinentalExchange, Inc.*	395,052
11,800	Jefferies Group, Inc.*	269,748
9,800	Northern Trust Corp.	586,138
18,800	T. Rowe Price Group, Inc.	878,148

		2,723,609

Health Services – 4.8%
15,080	Cerner Corp.*	981,407
3,400	Express Scripts, Inc.*	238,136
47,840	IMS Health, Inc.	574,080
4,700	Laboratory Corporation of America Holdings*	315,793
6,592	Stericycle, Inc.*	337,510

		2,446,926

Health Technology – 8.6%
6,540	Allergan, Inc.	349,432
11,080	C. R. Bard, Inc.	815,156
9,300	Cephalon, Inc.*	545,445
7,200	Charles River Laboratories International, Inc.*	238,104
9,500	Dendreon Corp.*	229,995
15,500	DENTSPLY International, Inc.	516,925
18,500	Forest Laboratories, Inc.*	477,855
12,140	IDEXX Laboratories, Inc.*	604,815
9,900	Varian Medical Systems, Inc.*	349,173
6,200	Watson Pharmaceuticals, Inc.*	215,326

		4,342,226

Industrial Services – 3.3%
22,800	Dresser-Rand Group, Inc.*	663,708
7,100	ENSCO International, Inc.	269,019
7,886	Jacobs Engineering Group, Inc.*	323,168
10,600	Oil States International, Inc.*	287,472
5,000	The Shaw Group, Inc.*	147,200

		1,690,567

Non-Energy Minerals – 0.6%
18,500	Steel Dynamics, Inc.	302,660

Process Industries – 5.2%
30,400	Crown Holdings, Inc.*	763,040
13,400	Nalco Holding Co.	237,046
10,400	PPG Industries, Inc.	572,000
15,336	Sigma-Aldrich Corp.	778,302
7,600	The Scotts Miracle-Gro Co.	296,780

		2,647,168

Producer Manufacturing – 6.8%
13,800	AGCO Corp.*	434,148
6,500	AMETEK, Inc.	210,340
9,000	Avery Dennison Corp.	240,570
9,900	Bucyrus International, Inc.	291,852
9,500	Cummins, Inc.	408,595
5,700	Dover Corp.	193,857
9,700	Energizer Holdings, Inc.*	621,382
8,400	Joy Global, Inc.	312,312
5,800	Lincoln Electric Holdings, Inc.	245,804
10,550	Parker Hannifin Corp.	467,154

		3,426,014

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 7.3%
33,500	AutoNation, Inc.*	$ 692,780
8,800	Dollar Tree, Inc.*	405,856
22,400	Foot Locker, Inc.	248,192
11,400	GameStop Corp.*	249,546
20,260	Nordstrom, Inc.	535,674
5,700	Ross Stores, Inc.	251,313
24,300	The TJX Cos., Inc.	880,389
14,400	Tiffany & Co.	429,552

		3,693,302

Technology Services – 10.9%
16,175	Adobe Systems, Inc.*	524,394
11,600	Akamai Technologies, Inc.*	190,704
9,100	Autodesk, Inc.*	198,471
13,700	BMC Software, Inc.*	466,211
22,500	CA, Inc.	475,650
12,000	Cognizant Technology Solutions Corp.*	355,080
16,100	Hewitt Associates, Inc.*	481,873
15,200	McAfee, Inc.*	677,616
13,300	Metavante Technologies, Inc.*	409,640
28,660	Paychex, Inc.	759,490
14,400	Red Hat, Inc.*	328,752
10,400	Sohu.com, Inc.*	636,168

		5,504,049

Transportation – 0.4%
6,400	Expeditors International of Washington, Inc.	217,152

Utilities – 2.4%
35,300	CenterPoint Energy, Inc.	425,365
13,000	DPL, Inc.	311,350
9,900	Mirant Corp.*	178,794
22,700	The AES Corp.*	290,333

		1,205,842

TOTAL COMMON STOCKS		$47,183,847

Exchange Traded Fund – 4.3%
55,500	iShares Russell Midcap Growth Index Fund	$ 2,170,605

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.7%
State Street Bank & Trust Co.
$1,391,000	0.010%	08/03/09	$ 1,391,000
Maturity Value: $1,391,001

TOTAL INVESTMENTS – 100.1%			$50,745,452

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(53,974)

NET ASSETS – 100.0%			$50,691,478

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $1,360,000 U.S Treasury Notes, 3.125%, due 9/30/13 with a market value of $1,421,064.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$54,992,960
Gross unrealized gain	4,260,908
Gross unrealized loss	(8,508,416)
Net unrealized security loss	$(4,247,508)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.0%
Auto(a) – 0.9%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$4,770,000	5.080%	11/25/11	$ 4,690,732

Commercial – 1.4%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
716,120	7.462	12/15/22	592,833
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,887,778

			7,480,611

Credit Card – 2.1%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,075,691
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,638,470
Target Credit Card Master Trust Series 2005-1, Class A(b)
3,000,000	0.345	10/27/14	2,757,979

			11,472,140

Home Equity – 4.0%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,363,667	5.407	06/25/32	2,510,352
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
46,597	8.180	12/25/29	46,347
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,621,719	0.485	02/25/37	891,945
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,421,890	3.750	09/25/33	1,192,968
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,425,775	0.625	07/25/35	1,107,893
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
1,111,105	4.814	11/25/35	1,063,951
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
3,349,430	3.400	03/25/33	2,682,329
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
4,000,000	5.490	10/25/33	2,423,608
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
1,337,218	8.350	03/25/25	1,312,524
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
1,315,906	8.480	09/25/30	991,367
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
1,451,296	4.470	07/25/18	1,352,656
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
651,207	0.395	10/25/36	545,003
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
4,882,180	6.740	07/25/29	2,263,697
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
3,000,000	5.250	06/25/35	2,243,843
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
700,000	4.890	05/25/34	559,177

			21,187,660

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 1.8%
Green Tree Financial Corp. Series 1993-4, Class A5
$2,699,028	7.050%	01/15/19	$2,516,224
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,264,380	7.650	09/15/26	1,166,448
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,548,071	7.900	06/15/27	1,420,727
Green Tree Financial Corp. Series 1996-6, Class A6
429,762	7.950	09/15/27	412,891
Green Tree Financial Corp. Series 1997-3, Class A6
105,874	7.320	03/15/28	87,455
Green Tree Financial Corp. Series 1998-3, Class A5
887,889	6.220	03/01/30	715,332
Green Tree Financial Corp. Series 1998-3, Class A6(b)
611,223	6.760	03/01/30	503,410
Green Tree Financial Corp. Series 1999-1, Class M2(b)
1,500,000	7.340	11/01/28	87,395
Lehman Manufactured Housing Contract Series 2001-B, Class A3
550,826	4.350	05/15/14	453,410
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
2,801,662	7.650	04/15/27	2,435,338

			9,798,630

Student Loans – 0.8%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005, Class A-5 (Guaranteed Student Loans)(c)
2,285,073	4.910	12/01/40	1,816,633
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
2,520,000	1.254	10/30/45	2,520,252

			4,336,885

TOTAL ASSET-BACKED SECURITIES			$58,966,658

Taxable Municipal Bond Obligations – 5.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$1,295,000	4.790%	04/01/15	$ 1,356,279

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	773,173
500,000	4.790	10/01/11	517,255

			1,290,428

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,040,158

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,126,598

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
$ 2,715,000	5.500%	07/15/11	$ 2,923,946
2,190,000	5.650	07/15/13	2,443,186

			5,367,132

Massachusetts — 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	268,352
2,485,000	5.430	05/01/12	2,656,713

			2,925,065

Missouri — 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,607,518

New Jersey — 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,051,790

New York — 0.8%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,160,343

Oklahoma — 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,127,660

Oregon — 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	823,230

Rhode Island — 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	727,480
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,273,116

			3,000,596

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$27,876,797

Commercial Mortgage Backed Security – 0.8%
Small Business Administration Series 2006-P10B, Class 1
$ 4,265,817	5.681%	08/10/16	$ 4,511,590

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – 35.9%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$3,273,860	5.500%	02/25/18	$ 3,206,153
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
5,465,066	6.000	02/25/34	4,798,158
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
4,148,399	5.500	11/25/20	3,598,736
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
896,134	6.000	04/25/36	659,359
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
3,556,583	4.171	06/25/34	3,371,651
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,258,944	5.671	11/25/35	2,968,662
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,459,781	5.250	01/25/34	1,174,103
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
2,230,878	5.500	11/25/33	1,891,350
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
1,224,562	5.500	08/25/21	1,074,553
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
665,886	6.750	08/25/34	591,390
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,273,864	5.831	12/25/35	1,476,752
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,170,005	5.667	04/25/37	607,216
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
5,496,133	5.750	09/25/21	5,028,961
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
854,807	5.500	07/25/36	638,968
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,647,676	5.250	09/25/19	1,561,173
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,539,542	4.750	12/25/18	1,415,498
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
615,417	6.500	08/25/32	554,260
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
1,110,028	6.000	07/25/37	608,261
Countrywide Home Loans Series 2004-J1, Class 2A4
2,429,311	4.750	01/25/19	2,295,699
Countrywide Home Loans Trust Series 2005-27, Class 2A1
4,482,850	5.500	12/25/35	3,163,911
Countrywide Home Loans Trust Series 2005-6, Class 2A1
1,228,296	5.500	04/25/35	928,323
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,573,344	5.250	07/25/33	1,385,814
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	6,350,265
FHLMC REMIC PAC Series 1579, Class PM
690,525	6.700	09/15/23	725,533
FHLMC REMIC PAC Series 2103, Class TE
639,569	6.000	12/15/28	681,781
FHLMC REMIC PAC Series 2110, Class PG
3,032,114	6.000	01/15/29	3,246,422
FHLMC REMIC PAC Series 2633, Class PC
2,541,905	4.500	07/15/15	2,581,172
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	2,074,885

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2644, Class BM
$ 878,994	4.500%	01/15/26	$ 890,215
FHLMC REMIC PAC Series 2716, Class DT
1,475,033	5.000	02/15/30	1,510,352
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,213,357
FHLMC REMIC PAC Series 2836, Class XQ
760,193	4.500	09/15/27	781,504
FHLMC REMIC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,697,579
FHLMC REMIC PAC Series 3259, Class EA
718,608	5.000	05/15/27	735,238
FHLMC REMIC Series 2391, Class Z
6,297,550	6.000	12/15/31	6,708,907
FHLMC REMIC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,552,092
FHLMC REMIC Series 2524, Class WC
456,604	6.000	11/15/28	459,611
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,742,402
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	803,331
FHLMC REMIC Series 2840, Class JL
2,315,227	4.500	06/15/23	2,388,174
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,182,916
FHLMC REMIC TAC Series 2658, Class A
2,169,890	4.500	08/15/18	2,190,299
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,849,873	6.000	01/25/35	1,531,637
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
6,356,655	5.500	05/25/35	4,041,442
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,285,370	6.500	09/25/31	1,375,945
FNMA REMIC PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,413,801
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,204,003
FNMA REMIC PAC Series 2003-14, Class AP
480,451	4.000	03/25/33	485,743
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,460,402
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,236,155
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,375,019
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	722,676
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	555,159
FNMA Series 2003-W6, Class 2A32
526,295	6.500	09/25/42	568,911
GNMA Series 1998-12, Class EB
908,580	6.500	05/20/28	935,287
Impac CMB Trust Series 2004-4, Class 2A2(b)
6,429,386	5.386	09/25/34	4,770,060

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Impac Secured Assets Corp. Series 2004-2, Class A6
$1,788,244	5.740%	08/25/34	$1,491,871
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
5,520,109	6.000	03/25/36	4,074,040
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,247,586
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	6.032	04/25/37	586,829
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,719,552	6.500	05/25/34	2,364,310
Master Asset Securitization Trust Series 2004-3, Class 5A1
269,577	6.250	01/25/32	261,321
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
4,163,742	5.622	11/25/35	2,519,120
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
5,048,016	6.000	08/25/37	3,130,492
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
7,168,307	6.084	11/25/21	6,168,105
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
531,536	5.446	07/25/35	470,825
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
3,559,509	4.750	04/25/33	3,343,393
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,820,398	5.750	02/25/34	4,087,547
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,513,380	5.000	08/25/19	4,953,427
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
1,947,316	6.000	05/25/33	1,789,212
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,048,773	5.000	05/25/18	1,047,134
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
2,801,084	5.500	11/25/35	2,471,413
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
4,628,751	5.750	12/25/35	3,801,927
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
5,720,802	5.500	12/25/21	5,539,270
Structured Asset Securities Corp. Series 2003-20, Class 1A1
5,698,345	5.500	07/25/33	5,332,404
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
2,093,152	4.012	11/25/33	1,855,853
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
4,441,350	5.710	06/25/34	3,975,039
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
4,024,835	5.500	06/25/20	3,278,516
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,431,028	5.000	06/25/18	1,428,792
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
841,964	5.250	01/25/20	843,016

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
$1,909,359	5.128%	09/25/35	$1,678,216
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	223,253

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$193,154,137

Commercial Mortgages – 2.8%
FNMA Series 2000-M2, Class C(b)
$ 294,632	7.116%	07/17/22	$295,123
GNMA Series 2002-62, Class B
547,788	4.763	01/16/25	559,759
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,738,896
GNMA Series 2003-38, Class JC(b)
598,933	7.003	08/16/42	669,038
GNMA Series 2003-88, Class AC
541,036	2.914	06/16/18	546,496
GNMA Series 2004-09, Class A
1,094,572	3.360	08/16/22	1,101,681
GNMA Series 2004-45, Class A
2,536,576	4.020	12/16/21	2,592,451
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,291,988

TOTAL COMMERCIAL MORTGAGES			$14,795,432

Corporate Obligations – 25.6%
Aerospace/Defense – 0.2%
Lockheed Martin Corp.
$ 972,000	6.150%	09/01/36	$1,057,483

Beverages – 1.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,527,294
Diageo Capital PLC
1,565,000	7.375	01/15/14	1,797,772
The Coca-Cola Co.
3,400,000	3.625	03/15/14	3,504,108

			6,829,174

Cable TV – 1.1%
Comcast Corp.
1,000,000	5.850	01/15/10	1,020,230
1,500,000	5.700	07/01/19	1,599,150
1,250,000	6.400	05/15/38	1,336,275
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,171,932

			6,127,587

Commercial Banks – 0.9%
Credit Suisse New York
1,500,000	5.000	05/15/13	1,571,678
Wachovia Corp.
3,125,000	5.300	10/15/11	3,284,809

			4,856,487

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Computers – 0.8%
International Business Machines Corp.
$3,000,000	6.500%	10/15/13	$ 3,415,854
Intuit, Inc.
1,000,000	5.400	03/15/12	1,010,137

			4,425,991

Diversified Manufacturing – 0.2%
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,160,656

Electric – 2.2%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,681,562
Connecticut Light & Power Co.
415,000	5.650	05/01/18	442,925
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,606,536
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,522,239
PacifiCorp
2,400,000	5.650	07/15/18	2,610,350
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,540,465
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,666,746

			12,070,823

Financial – 7.0%
Bank of America Corp.
2,700,000	6.000	09/01/17	2,636,097
1,270,000	5.650	05/01/18	1,211,341
Bank One Corp.(b)
1,000,000	8.530	03/01/19	1,076,368
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,285,835
1,000,000	7.250	02/01/18	1,121,027
Citigroup, Inc.
1,355,000	6.000	02/21/12	1,372,264
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	5,829,371
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	1,933,725
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,323,729
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,533,793
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	6,363,264
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,767,120
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,593,815
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,892,646

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
SunTrust Capital VIII(b)
$2,670,000	6.100%	12/15/36	$ 1,714,714
Wells Fargo & Co.
2,000,000	5.625	12/11/17	2,030,010

			37,685,119

Food – 0.9%
General Mills, Inc.
1,000,000	5.250	08/15/13	1,083,177
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,605,014
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,141,306

			4,829,497

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,797,372

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,505,444

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,376,508	6.375	05/15/17	2,651,613

Multimedia – 1.3%
AOL Time Warner
3,170,000	6.750	04/15/11	3,379,505
CBS Corp.
2,600,000	8.200	05/15/14	2,761,127
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,022,797

			7,163,429

Oil & Gas – 1.2%
Apache Corp.
1,250,000	7.375	08/15/47	1,486,774
Tosco Corp.
2,095,000	8.125	02/15/30	2,562,461
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,151,540

			6,200,775

Pharmaceuticals – 0.4%
Express Scripts, Inc.
2,000,000	5.250	06/15/12	2,112,276

Real Estate – 1.2%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,005,933
ProLogis
2,280,000	5.250	11/15/10	2,225,893
Simon Property Group LP
2,235,000	5.375	06/01/11	2,293,544
1,000,000	6.750	05/15/14	1,034,404

			6,559,774

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retail – 0.5%
Target Corp.
$1,000,000	5.125%	01/15/13	$ 1,061,663
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,394,921

			2,456,584

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,976,801

Telecommunications – 0.5%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,514,058

Toys – 0.2%
Hasbro, Inc.
1,000,000	6.125	05/15/14	1,031,767

Utilities – 1.5%
GTE Corp.
5,310,000	6.840	04/15/18	5,872,860
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,253,326

			8,126,186

Yankee – 2.5%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	843,029
955,000	5.250	12/15/15	1,003,367
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,317,093
Deutsche Telekom International Finance BV
2,000,000	4.875	07/08/14	2,076,654
France Telecom SA
1,286,000	7.750	03/01/11	1,398,202
Swiss Bank Corp.
7,335,000	7.375	06/15/17	6,847,516

			13,485,861

TOTAL CORPORATE OBLIGATIONS			$137,624,757

Foreign Debt Obligation – 1.1%
Sovereign – 1.1%
Egypt Agency for International Development
$5,700,000	4.450%	09/15/15	$5,950,743

Mortgage-Backed Pass-Through Obligations – 5.0%
FHLMC
$ 61,695	6.000%	12/01/13	$ 65,584
123,681	8.500	02/01/19	134,022
149,905	8.500	03/01/21	162,521
947,328	7.000	05/01/26	1,041,293
63,584	7.000	10/01/30	69,344
124,451	7.500	12/01/30	138,962
215,404	7.500	01/01/31	240,520
485,844	7.000	08/01/31	528,965
4,990,533	5.000	05/01/33	5,129,961
933,612	2.911 (b)	05/01/34	935,662
2,767,951	5.284 (b)	01/01/36	2,861,349

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 14,304	6.500%		02/01/12	$ 15,058
111,868	6.000		12/01/13	115,135
58,466	6.500		07/01/14	63,344
97,750	9.000		11/01/21	106,369
77,203	6.500		08/01/24	83,627
93,593	6.500		09/01/24	101,380
103,963	9.000		02/01/25	114,295
18,300	6.500		03/01/26	19,823
45,904	8.000		07/01/28	51,745
195,322	6.500		10/01/28	211,452
148,294	3.841	(b)	12/01/28	150,461
58,501	6.500		01/01/29	63,332
116,972	6.000		07/01/29	123,974
126,594	7.500		09/01/29	140,835
96,595	7.000		03/01/31	106,192
55,716	7.500		03/01/31	61,991
303,333	7.000		11/01/31	333,388
629,389	7.000		01/01/32	691,751
1,702,150	6.000		12/01/32	1,800,315
508,129	5.245	(b)	02/01/33	531,830
2,054,282	5.000		07/01/33	2,110,713
1,038,383	5.089	(b)	10/01/34	1,087,821
2,465,352	5.101	(b)	02/01/35	2,571,123
GNMA
237,815	8.000		02/15/22	267,905
116,249	7.500		08/20/25	129,229
508,784	7.500		07/20/26	565,959
621,687	6.500		04/15/31	672,129
645,872	6.500		05/15/31	698,278
2,474,226	5.500		04/15/33	2,590,056

TOTAL MORTGAGE-BACKED PASS – THROUGH OBLIGATIONS				$ 26,887,693

U.S. Government Agency Obligations – 6.2%
FFCB
$5,000,000	2.625%		04/17/14	$ 4,928,610
6,135,000	4.500		05/06/14	6,546,542
2,860,000	5.190		04/22/21	3,017,163
FHLB
5,000,000	1.750		08/22/12	4,969,275
5,000,000	4.500		09/16/13	5,398,570
1,915,000	5.375		08/15/24	1,992,199
2,650,000	7.125		02/15/30	3,426,068
FHLMC
2,500,000	6.750		03/15/31	3,196,318

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 33,474,745

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(d) – 1.5%
Morgan Stanley & Co.
$2,800,000	2.250%	03/13/12	$ 2,838,654
Oriental Bank & Trust
3,000,000	2.750	03/16/12	3,044,685
U.S. Bancorp
2,000,000	2.250	03/13/12	2,024,030

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 7,907,369

U.S. Treasury Obligations – 0.8%
United States Treasury Note
4,000,000	4.250%	11/15/14	4,316,564

Shares	Description	Rate	Value
Exchange Traded Funds – 3.0%
538,877	Vanguard Intermediate-Term Investment Grade Fund	5.630%	5,049,275
1,270,699	Vanguard Long-Term Investment Grade Fund	6.440	11,232,982

TOTAL EXCHANGE TRADED FUNDS			$ 16,282,257

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(e) – 1.3%
State Street Bank & Trust Co.
6,947,000	0.010%	08/03/09	6,947,000
Maturity Value: $6,947,006

TOTAL INVESTMENTS – 100.2%			$538,695,742

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,038,331)

NET ASSETS – 100.0%			$537,657,411

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $28,472,797, which represents approximately 5.3% of net assets as of July 31, 2009.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2009.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

(d)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $6,785,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $7,089,647.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$534,277,927
Gross unrealized gain	28,429,960
Gross unrealized loss	(24,012,145)
Net unrealized security gain	$4,417,815

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 0.8%
Home Equity — 0.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$ 778,639	0.735%	04/25/34	$ 475,182
Lehman XS Trust Series 2005-7N, Class 1A1A
439,380	0.555	12/25/35	230,873

			706,055

TOTAL ASSET-BACKED SECURITIES			$ 706,055

Commercial Mortgage Backed Security – 2.0%
Small Business Administration Series 2006-P10B, Class 1
$1,706,327	5.681%	08/10/16	$1,804,636

Collaterized Mortgage Obligations – 23.8%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 775,136	5.010%	10/25/34	$ 691,499
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
188,563	4.996	09/20/34	176,153
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
324,213	3.731	09/25/34	264,990
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
603,326	4.750	12/25/18	554,714
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
110,397	5.000	02/25/18	110,224
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
780,985	3.772	11/19/33	722,724
FHLMC PAC Series 023, Class PK
532,342	6.000	11/25/23	571,386
FHLMC REMIC PAC Series 041, Class F
97,538	10.000	05/15/20	104,584
FHLMC REMIC PAC Series 159, Class H
36,548	4.500	09/15/21	36,568
FHLMC REMIC PAC Series 1614, Class MB
24,778	6.500	12/15/09	24,819
FHLMC REMIC PAC Series 2022, Class PE
125,377	6.500	01/15/28	134,166
FHLMC REMIC PAC Series 2109, Class PE
442,050	6.000	12/15/28	472,804
FHLMC REMIC PAC Series 2345, Class PQ
66,840	6.500	08/15/16	71,663
FHLMC REMIC PAC Series 2389, Class CD
34,125	6.000	03/15/16	34,500
FHLMC REMIC PAC Series 2439, Class LG
28,083	6.000	09/15/30	28,076
FHLMC REMIC PAC Series 2594, Class OR
223,723	4.250	06/15/32	227,135
FHLMC REMIC PAC Series 2628, Class PV
634,514	3.750	10/15/16	642,393
FHLMC REMIC PAC Series 2695, Class AT
805,178	4.000	10/15/26	818,601
FHLMC REMIC PAC Series 2760, Class EC
600,000	4.500	04/15/17	624,201
FHLMC REMIC PAC Series 2763, Class PC
1,060,259	4.500	08/15/16	1,082,887

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 3079, Class MA
$ 956,712	5.000%	11/15/24	$ 977,404
FHLMC REMIC PAC Series 3117, Class PC
800,000	5.000	06/15/31	833,495
FHLMC REMIC Series 2584, Class LX
305,633	5.500	12/15/13	315,105
FHLMC REMIC Series 2664, Class MA
888,582	5.000	04/15/30	911,911
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
43,688	0.000	06/25/22	37,411
FNMA REMIC PAC Series 1992-129, Class L
290,009	6.000	07/25/22	301,745
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
37,160	0.000	10/25/22	36,197
FNMA REMIC PAC Series 1998-36, Class J
177,107	6.000	07/18/28	181,505
FNMA REMIC PAC Series 2001-71, Class MB
406,872	6.000	12/25/16	434,240
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	593,809
FNMA REMIC PAC Series 2003-14, Class AP
645,985	4.000	03/25/33	653,100
FNMA REMIC PAC Series 2003-74, Class PR
603,464	4.000	11/25/25	606,977
FNMA REMIC PAC Series 2005-102, Class PB
951,406	5.000	03/25/27	974,399
FNMA REMIC Series 1991-137, Class H
141,689	7.000	10/25/21	154,654
FNMA REMIC Series 1993-140, Class J
21,421	6.650	06/25/13	21,405
FNMA REMIC Series 1993-182, Class FA(a)
41,235	2.900	09/25/23	41,613
FNMA REMIC Series 1993-183, Class K
73,335	6.500	07/25/23	74,911
FNMA Series 2003-W17, Class 1A6
96,593	5.310	08/25/33	100,050
GNMA Series 1998-12, Class EB
227,144	6.500	05/20/28	233,821
GNMA Series 2001-53, Class F(a)
53,872	0.639	10/20/31	53,230
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	5.169	01/25/36	549,126
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
578,203	5.501	10/25/34	437,847
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
714,408	4.362	04/21/34	661,486
Master Asset Securitization Trust Series 2003-6, Class 9A1
368,555	4.250	07/25/33	354,826
Master Asset Securitization Trust Series 2004-3, Class 5A1
128,195	6.250	01/25/32	124,269
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
556,626	4.750	04/25/34	517,134
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
407,404	5.000	05/25/18	406,767

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
$ 60,172	6.250%		12/25/23	$ 60,053
Sequoia Mortgage Trust Series 10, Class 1A(a)
213,579	0.689		10/20/27	185,609
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
372,421	0.949		06/20/33	282,340
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,489,340	5.500		07/25/33	1,393,697
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,343,234	3.902		10/25/33	1,066,169
Vendee Mortgage Trust Series 1996-2, Class 1Z
268,500	6.750		06/15/26	286,456
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
427,982	5.750		12/25/32	389,215
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
257,585	5.000		06/25/18	257,183

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS				$21,903,246

Commercial Mortgages – 5.1%
FNMA Series 2000-M2, Class C(a)
$ 102,481	7.116%		07/17/22	$ 102,652
GNMA REMIC Series 2004-51, Class A
157,679	4.145		02/16/18	159,605
GNMA Series 2004-09, Class A
490,030	3.360		08/16/22	493,212
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,770,167
GNMA Series 2004-45, Class A
951,216	4.020		12/16/21	972,169
GNMA Series 2004-60, Class C(a)
1,150,000	5.240		03/16/28	1,217,157

TOTAL COMMERCIAL MORTGAGES				$ 4,714,962

Mortgage-Backed Pass-Through Obligations – 4.3%
FHLMC
$ 178,116	5.500%		08/01/17	$ 188,324
541,790	5.500		09/01/21	568,777
125,394	6.000		10/01/23	132,456
FNMA
228,583	4.500		11/01/09	230,539
2,028	6.500		02/01/12	2,135
144,793	6.500		09/01/13	154,474
187,348	10.500		11/01/15	203,960
199,153	6.000		07/01/16	212,682
8,780	6.195	(a)	08/01/23	9,008
4,178	9.000		07/01/24	4,659
17,550	3.841	(a)	12/01/28	17,806
91,919	7.000		11/01/31	101,027
669,441	6.000		07/01/33	708,049
809,663	4.759	(a)	02/01/34	837,049
484,191	5.089	(a)	10/01/34	507,244

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$15,541	8.000%		07/15/17	$ 17,157
508	4.125	(a)	11/20/24	516
1,078	4.125	(a)	12/20/24	1,110
17,793	5.375	(a)	04/20/26	18,300
15,446	4.625	(a)	08/20/26	15,790
20,343	4.375	(a)	01/20/28	20,685

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 3,951,747

U.S. Government Agency Obligations – 35.6%
FFCB
$ 237,000	6.890%		09/13/10	$ 253,304
1,000,000	3.875		10/07/13	1,047,738
1,600,000	2.625		04/17/14	1,577,155
250,000	7.000		09/01/15	298,481
500,000	6.125		12/29/15	571,246
FHLB
750,000	5.000		03/11/11	794,651
1,640,000	3.375		06/24/11	1,702,048
1,250,000	4.750		12/09/11	1,339,574
1,000,000	3.500		03/08/13	1,047,278
1,500,000	5.125		08/14/13	1,655,595
1,000,000	3.625		10/18/13	1,042,369
1,560,000	5.250		06/18/14	1,731,333
FHLMC
2,000,000	4.875		02/09/10	2,046,388
3,700,000	5.000		10/18/10	3,880,379
1,500,000	4.625		10/25/12	1,625,530
800,000	4.000		06/12/13	838,757
1,560,000	2.500		01/07/14	1,553,729
1,600,000	2.500		04/23/14	1,586,098
790,000	5.000		07/15/14	870,837
FNMA
1,000,000	6.000		05/15/11	1,085,404
1,000,000	6.125		03/15/12	1,115,179
850,000	3.625		02/12/13	895,228
1,500,000	4.375		03/15/13	1,618,585
1,600,000	2.500		05/15/14	1,579,539
Tennessee Valley Authority
900,000	6.790		05/23/12	1,017,103

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$32,773,528

Government Guarantee Obligations(c) – 9.0%
Financial – 9.0%
Citibank NA
$ 900,000	1.375%		08/10/11	$ 898,893
GMAC, Inc.
1,000,000	2.200		12/19/12	1,002,970
JPMorgan Chase & Co.
800,000	3.125		12/01/11	827,859
Keybank National Association
400,000	3.200		06/15/12	414,636
Morgan Stanley & Co.
800,000	2.900		12/01/10	821,268

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(c) – (continued)
Financial – (continued)
$ 750,000	2.250%	03/13/12	$ 760,354
Regions Bank
1,000,000	3.250	12/09/11	1,038,004
U.S. Bancorp
750,000	2.250	03/13/12	759,011
1,000,000	1.800	05/15/12	996,158
Wells Fargo & Co.
800,000	3.000	12/09/11	825,258

			8,344,411

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 8,344,411

U.S. Treasury Obligations – 10.1%
United States Treasury Inflation Protected Securities
$1,189,300	3.000%	07/15/12	$ 1,255,827
1,157,280	2.000	01/15/14	1,180,064
1,134,430	2.000	07/15/14	1,156,765
United States Treasury Notes
1,000,000	4.125	08/15/10	1,037,070
2,000,000	4.500	11/15/10	2,096,954
2,000,000	5.125	06/30/11	2,151,796
435,000	4.500	04/30/12	470,208

TOTAL U.S. TREASURY OBLIGATIONS			$ 9,348,684

Repurchase Agreement(d) – 9.5%
State Street Bank & Trust Co.
$8,750,000	0.010%	08/03/09	$ 8,750,000
Maturity Value: $8,750,007

TOTAL INVESTMENTS – 100.2%			$92,297,269

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(159,042)

NET ASSETS – 100.0%			$92,138,227

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2009.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $8,545,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $8,928,671.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$90,642,555
Gross unrealized gain	2,540,454
Gross unrealized loss	(885,740)
Net unrealized security gain	$1,654,714

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.1%
Alabama – 1.7%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (NR/NR)
$ 760,000	4.700%	08/15/11	$ 760,463
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aa3)
650,000	5.500	07/01/12	714,545
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (A/A3)
1,005,000	5.000	06/01/16	1,043,421
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aa3)
65,000	4.500	07/01/23	65,036

			2,583,465

Alaska – 0.6%
Alaska Municipal Bond Bank Authority Revenue Bonds Series 1 (A+/A1)
400,000	5.500	09/01/28	411,196
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AA-/A2)(a)
500,000	0.000	06/30/10	492,330

			903,526

Arizona – 10.1%
Arizona School Facilities Board Certificates of Participation (AA-/A1)
2,810,000	5.125	09/01/21	2,956,654
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
1,020,000	5.000	07/01/13	1,116,686
2,000,000	5.000	07/01/14	2,187,840
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,290,144
500,000	5.250	05/15/22	521,755
Pima County AZ Certificates of Participation Series 2009 (A+/A1)
500,000	4.000	06/01/12	524,065
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	930,486
335,000	5.000	07/01/18	357,036
350,000	5.000	07/01/19	367,161
1,100,000	5.125	07/01/22	1,132,846
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (A+/Baa1)
1,070,000	5.000	08/01/27	1,099,061
Tucson AZ GO Bonds (Refunding) (FGIC) (AA-/Aa3)
535,000	4.000	07/01/15	575,141
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/A2)
1,000,000	5.000	07/01/19	1,030,900
745,000	5.000	07/01/20	761,561
1,000,000	5.000	07/01/21	1,018,250

			15,869,586

Arkansas – 0.4%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
535,000	5.480	09/01/17	544,443

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – 1.9%
Port Oakland CA Revenue Bonds Series C (A/A2)
$ 600,000	5.000%	11/01/16	$628,512
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (MBIA) (AA-/Aa3)(a)
880,000	0.000	09/01/23	444,057
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (A/Baa1)
1,810,000	5.700	02/01/22	1,848,951

			2,921,520

Colorado – 1.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
120,000	5.250	06/01/11	125,639
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
600,000	4.200	11/01/18	609,162
430,000	4.350	11/01/19	438,536
450,000	4.600	11/01/20	459,184
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AA-/Aa3)(a)
100,000	0.000	03/01/10	99,160
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
485,000	5.400	05/15/23	530,270
Westminster CO Certificates of Participation (Refunding) (MBIA) (AA-/Baa1)
250,000	4.500	12/01/23	254,515

			2,516,466

District Of Columbia – 1.1%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (NR/Aa3)
555,000	5.750	07/01/11	581,912
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aa3)
500,000	5.500	10/01/17	590,610
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AA-/Aa3)
500,000	5.250	10/01/09	502,235

			1,674,757

Florida – 7.8%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	821,459
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (A/Baa1)
1,000,000	5.000	10/01/20	1,007,930
Florida State Community Services Corp.Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,330,000	5.500	03/01/14	1,389,611
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa2)
50,000	5.500	07/01/21	56,641
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,105,260

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL GO Bonds (Building Better Communities Project) Series B (AA-/Aa3)
$1,000,000	6.250%	07/01/26	$ 1,116,310
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/A1)
2,000,000	5.000	10/01/21	2,037,420
Ocala FL Utility System Revenue Bonds Series A (NR/A1)
540,000	5.000	10/01/17	578,788
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA-/A1)
1,000,000	5.000	08/01/16	1,067,980
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA-/A1)
1,000,000	5.500	08/01/15	1,098,710
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (A/A3)
1,980,000	5.000	07/01/19	1,952,557

			12,232,666

Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (A/Baa1)
90,000	6.100	10/01/19	99,464
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (A/Aa3)
55,000	5.500	08/01/23	62,434

			161,898

Illinois – 6.8%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (A/A1)
1,500,000	6.250	01/01/10	1,529,970
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (A/A1)
1,000,000	5.250	12/01/18	1,088,290
Chicago IL Wastewater Transmission Revenue Bonds (Refunding) Series 1993 (FGIC) (A/A1)
1,080,000	5.375	01/01/13	1,153,094
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,001
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,063,770
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (A/Baa1)
2,000,000	5.250	12/01/22	1,967,880
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (A+/A1)
1,685,000	5.000	07/01/21	1,701,210
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa1)
100,000	5.250	04/01/22	99,354
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	654,251
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa3)
255,000	3.700	02/01/13	258,511

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/A2)
$ 600,000	5.125%	06/01/11	$ 600,930
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aa3)(a)
635,000	0.000	11/01/13	567,239

			10,709,500

Indiana – 10.7%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	686,868
615,000	5.000	11/01/16	707,422
Clark Pleasant IN Middle School Building Corp. Revenue Bonds (First Mortgage) (AA+/NR)
975,000	4.250	01/15/17	1,008,959
1,000,000	4.250	07/15/17	1,032,670
1,015,000	4.500	01/15/18	1,053,996
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	946,123
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	393,682
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (A+/NR)
1,740,000	5.250	07/15/16	1,868,290
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aa2)
1,100,000	5.800	02/01/20	1,106,578
Franklin IN Community Multi-School Building Corp. Revenue Bonds (First Management) (MBIA) (A/NR)
500,000	5.000	07/15/21	538,720
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	416,189
120,000	5.000	08/01/14	129,944
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,204,559
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,519,908
Indianpolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage) (AA/Baa1)
1,020,000	3.000	01/15/26	811,818
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aa3)
375,000	4.250	07/15/17	398,846
SouthWest Allen IN Multi School Building Corp. Revenue Bonds (First Mortgage) Series A (MBIA) (NR/A1)
2,890,000	5.000	01/15/20	2,983,781

			16,808,353

Iowa – 0.5%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	133,277
480,000	5.125	06/01/18	387,177

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – (continued)
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
$ 185,000	4.300%	07/01/16	$ 187,897

			708,351

Kansas – 2.5%
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,915,000	3.750	05/15/26	1,936,888
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	774,202
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AA/NR)
150,000	5.500	08/15/11	155,759
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	1,010,050

			3,876,899

Kentucky – 1.2%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,871,918

Louisiana – 3.1%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (NR/NR)
2,755,000	5.250	12/01/18	2,770,924
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,054,779
1,245,000	5.000	02/01/30	987,559

			4,813,262

Maine – 0.2%
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non AMT) Series J (AA+/Aa1)
300,000	6.500	11/15/28	319,992

Massachusetts – 0.1%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,015
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa2)
60,000	6.500	07/15/19	73,877

			83,892

Michigan – 5.2%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (A+/A2)
550,000	4.000	05/01/14	561,715
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,522,605

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
$1,080,000	5.500%	02/01/18	$1,195,927
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aa3)
500,000	5.125	11/01/12	539,085
Jenison MI Public Schools GO Bonds (Refunding) (MBIA) (A+/A1)
1,000,000	5.250	05/01/14	1,110,790
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AA/Baa1)
675,000	5.000	11/15/12	684,221
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
2,500,000	5.500	11/15/10	2,545,650

			8,159,993

Minnesota – 0.9%
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
800,834	5.700	04/01/27	808,938
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
670,000	3.800	07/01/17	672,754

			1,481,692

Mississippi – 0.4%
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aa3)
605,000	5.000	07/01/17	673,813

Missouri – 3.0%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A2)(a)
400,000	0.000	02/01/12	368,164
500,000	0.000	02/01/13	438,310
110,000	0.000	02/01/14	90,717
125,000	0.000	02/01/15	97,074
305,000	0.000	02/01/17	207,046
1,000,000	0.000	02/01/18	631,440
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A+/NR)
1,070,000	5.000	04/01/19	1,108,659
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	268,477
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,035,380
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	404,540

			4,649,807

Montana – 0.4%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
325,000	4.350	06/01/16	320,830

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – (continued)
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
$ 335,000	4.350%	12/01/16	$ 330,438

			651,268

Nebraska – 0.8%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Childrens Hospital) (NR/A2)
500,000	6.000	08/15/22	522,635
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
115,000	4.300	09/01/14	114,427
175,000	4.350	03/01/15	173,800
100,000	4.350	09/01/15	99,260
105,000	4.400	09/01/16	104,053
University of Nebraska Revenue Bonds (Lincoln-Student Fees & Facilities) Series A (AA-/Aa2)
160,000	5.250	07/01/34	165,635

			1,179,810

Nevada – 0.9%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	101,747
Washoe County NV Highway Revenue Bonds (Motor Vehicle Fuel Tax) Series 2009 (AA-/A1)
1,345,000	5.500	02/01/28	1,356,863

			1,458,610

New Hampshire – 0.5%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortgage) (Non AMT) (NR/Aa2)
750,000	5.300	07/01/28	768,870

New Jersey – 0.1%
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aa3)
100,000	5.750	02/15/21	97,705

New Mexico – 0.6%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	513,955
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Class I-B-2 (GNMA/FNMA/FHLMC) (AAA/NR)
405,000	4.000	09/01/19	402,700
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,036

			926,691

New York – 1.6%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,069,140

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/A1)
$ 325,000	5.750%	07/01/13	$ 349,852
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
75,000	7.375	05/15/10	76,273

			2,495,265

North Dakota – 1.4%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
1,000,000	5.000	05/01/23	1,046,470
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	544,495
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	621,906

			2,212,871

Ohio – 5.5%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,382,325
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	170,559
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (A+/A2)
830,000	4.500	12/01/21	848,077
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (BBB-/NR)
2,485,000	5.000	06/01/12	2,485,497
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	577,112
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	454,927
1,000,000	5.000	05/01/18	1,070,790
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (A/A2)(a)
1,025,000	0.000	12/01/16	807,146
1,035,000	0.000	12/01/17	770,361

			8,566,794

Oklahoma – 5.1%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,047,040
1,000,000	4.850	09/01/18	1,038,640
1,000,000	5.000	09/01/19	1,025,430
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,130,480
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(c)
2,530,000	6.200	11/01/09	2,615,210

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
$ 150,000	5.250%	10/01/26	$ 149,990

			8,006,790

Oregon – 2.4%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,135,000	4.350	07/01/18	1,159,266
1,310,000	4.400	07/01/19	1,328,052
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	383,318
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	941,706

			3,812,342

Pennsylvania – 2.0%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aa3)
765,000	4.500	03/01/13	765,046
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,077,510
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,226,457

			3,069,013

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (A/A3)
10,000	5.000	07/01/20	9,966

Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	175,496
205,000	5.800	12/01/14	196,392
125,000	5.900	12/01/15	119,525
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	183,111

			674,524

South Carolina – 1.1%
Florence SC Water & Sewer Revenue Bonds (AMBAC) (A+/A1)
390,000	7.500	03/01/11	408,186
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/A2)
500,000	5.250	12/01/22	513,720
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	780,395

			1,702,301

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
$ 195,000	5.150%	05/01/11	$ 196,618
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aa3)
120,000	4.300	11/01/10	120,715
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (A/A1)
660,000	5.000	09/01/10	676,487

			993,820

Tennessee – 0.6%
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AA-/A1)
700,000	5.500	11/01/11	752,878
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA+/Aa1)
220,000	4.250	01/01/14	219,729

			972,607

Texas – 8.7%
Brownsville TX GO Bonds (Refunding) Series 2005 (A+/A2)
1,000,000	5.000	02/15/21	1,045,110
710,000	5.000	02/15/22	737,754
Clint TX Independent School District GO Bonds (Refunding) (A/NR)
945,000	3.000	02/15/13	974,418
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aa3)
375,000	5.000	07/15/12	408,244
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	134,225
El Paso TX Certificates Obligation GO Bonds (AA/NR)
260,000	4.000	08/15/16	280,810
Garland TX Electric Utility System Revenue Bonds Series 2009 (A+/NR)
1,000,000	5.000	03/01/13	1,085,980
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	251,835
590,000	5.000	02/15/24	610,272
620,000	5.000	02/15/25	636,442
Houston TX Airport System Revenue Bonds (Refunding-Senior Lien) Series A (AA-/Aa3)
1,500,000	5.250	07/01/29	1,479,870
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (A/A1)
1,000,000	5.375	04/15/13	1,068,750
Houston TX Utility System Revenue Bonds (Refunding Combined First Lien) Series B (FGIC) (AA/A1)
500,000	5.000	11/15/18	548,195
Mansfield TX Certificates Obligations GO Bonds (AA/Aa3)
355,000	6.125	02/15/26	388,114
310,000	6.250	02/15/29	337,079
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AA-/A1)
660,000	5.250	03/01/21	709,850
San Antonio TX GO Bonds (General Improvement) (AAA/Aa1)(c)
10,000	6.000	02/01/10	10,274

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
$ 330,000	5.250%	10/01/21	$ 332,911
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	146,684
Texas State GO Bonds (College Student Loan) Series 2002 (AA/Aa1)
900,000	5.000	08/01/11	942,678
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/A1)
675,000	5.500	07/01/24	726,617
Trinity TX River Authority Revenue Bonds Tarrant County Water Project (Improvement) (AA/A1)
450,000	5.750	02/01/26	482,760
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A3)
300,000	4.500	02/15/16	322,077

			13,660,949

Utah – 0.7%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
575,000	3.600	07/01/15	581,095
525,000	3.850	07/01/16	531,342

			1,112,437

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (A/NR)
1,000,000	5.250	07/15/17	1,096,570

Washington – 3.3%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AA+/Baa1)
750,000	4.500	06/01/22	762,825
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aa1)
330,000	5.375	12/01/14	361,835
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	1,006,700
King County WA School District No. 407 Riverview GO Bonds (NR/Aa1)
500,000	5.250	12/01/19	571,200
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,537,553
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	169,786
Snohomish County WA School District No. 15 Edmonds GO Bonds (FGIC) (AA+/Aa1)
700,000	5.000	12/01/17	786,681

			5,196,580

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – 1.2%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
$ 115,000	5.000%	12/01/14	$ 117,469
350,000	5.000	12/01/15	355,471
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	778,609
Pleasant Prairie Wisconsin GO Bonds (Promissory Notes) Series F (AA/A1)
400,000	4.500	09/01/17	445,152
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
230,000	4.375	05/01/12	249,743

			1,946,444

Wyoming – 0.6%
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,397
85,000	5.200	12/01/11	86,211
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	164,777
280,000	4.250	12/01/14	279,589
385,000	4.300	12/01/15	383,714

			944,688

TOTAL MUNICIPAL BOND OBLIGATIONS			$155,122,714

Repurchase Agreement(d) – 1.1%
State Street Bank & Trust Co.
$1,695,000	0.010%	08/03/09	$ 1,695,000
Maturity Value: $1,695,001

TOTAL INVESTMENTS – 100.2%			$156,817,714

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(324,403)

NET ASSETS – 100.0%			$156,493,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $1,655,000 U.S. Treasury Note, 3.125%, due 09/30/13 with a market value of $1,729,310.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$154,351,091
Gross unrealized gain	3,763,656
Gross unrealized loss	(1,297,033)
Net unrealized security gain	$2,466,623

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.5%
Arizona – 1.3%
Pima County AZ Certificates of Participation (A+/A1)
$ 500,000	4.000%	06/01/12	$524,065
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,182,731
1,215,000	5.150	07/01/24	1,239,288

			2,946,084

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	662,903

Idaho – 0.5%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
1,000,000	5.250	07/01/29	1,010,730

Illinois(a) – 0.2%
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (Unrefunded-Capital Appreciation) Series A (A/A2)
500,000	0.000	06/15/12	462,415

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	513,380

Iowa – 0.6%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
1,315,000	5.000	07/01/23	1,353,122

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
500,000	5.750	07/01/39	510,490

Louisiana – 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,578,680

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
500,000	5.500	11/15/10	509,130
River Rouge MI School District GO Bonds (Refunding) (MBIA) (FGIC) (AA-/Aa3)
1,000,000	5.000	05/01/19	1,042,390

			1,551,520

Missouri – 88.0%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
150,000	4.000	03/01/17	158,069
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	153,831
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/20	2,038,180
1,000,000	5.250	07/01/28	998,760

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
$ 250,000	5.250%	11/01/15	$ 281,590
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,579,712
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,088,510
1,250,000	5.000	03/01/19	1,346,762
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	346,083
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
500,000	5.250	03/01/17	586,405
1,000,000	5.250	03/01/21	1,085,240
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	975,421
400,000	5.250	06/01/12	425,616
1,000,000	5.250	06/01/13	1,075,390
1,550,000	5.500	06/01/16	1,631,561
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,122,910
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,042,070
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,042,070
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,376,896
2,435,000	5.000	03/01/28	2,570,362
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	781,869
900,000	5.000	03/01/15	950,922
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	746,618
650,000	5.000	03/01/22	693,192
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	435,144
Cole County MO Certificates of Participation (Jail Project) (NR/A1)
660,000	4.300	12/01/19	664,693
1,000,000	4.500	12/01/20	1,010,360
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA-/A1)
230,000	4.700	10/01/10	230,035
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	400,756
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	356,133
560,000	5.000	08/01/12	622,115
485,000	5.000	08/01/15	515,245
500,000	5.000	08/01/16	526,920

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
$ 450,000	5.000%	08/01/17	$ 471,339
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,197,752
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	783,146
935,000	5.000	03/01/18	1,035,335
945,000	5.000	03/01/19	1,035,200
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	421,591
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A2)
475,000	5.000	06/01/23	483,484
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
520,000	5.250	03/01/16	566,810
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aa3)
2,300,000	5.000	03/01/19	2,421,164
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,549,375
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,320,211
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,333,487
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	554,528
555,000	4.500	12/01/20	576,007
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aa3)
500,000	5.000	12/01/20	539,335
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,058,180
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	542,770
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (AA-/Aa3)
1,350,000	5.000	12/01/11	1,461,928
1,360,000	5.000	12/01/22	1,396,815
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aa3)
2,000,000	5.500	12/01/12	2,166,780
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,090,120
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,039,560
2,000,000	5.000	03/01/19	2,067,160
Jefferson County MO Reorganized School District No. R-6 GO Bonds (Refunding Insured) (FGIC) (A/A2)
530,000	5.000	03/01/11	540,155

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (BBB-/NR)(b)
$ 300,000	5.700%	06/01/10	$ 312,807
380,000	5.750	06/01/10	396,378
400,000	5.800	06/01/10	417,404
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	833,358
555,000	5.500	02/15/14	559,185
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,149,110
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa3)
1,000,000	5.500	07/01/11	1,086,710
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa3)
1,075,000	5.000	07/01/17	1,189,100
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A2)
1,575,000	5.500	04/01/23	1,679,800
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A2)
340,000	6.431	04/01/18	348,017
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A2)(a)
4,465,000	0.000	02/01/18	2,819,380
Kansas City MO Water Revenue Bonds Series A (AA+/A1)(b)
1,640,000	5.750	12/01/10	1,752,406
1,735,000	5.800	12/01/10	1,855,062
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/A1)(b)
1,885,000	5.000	12/01/11	2,069,522
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa3)
750,000	5.000	02/15/19	804,142
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	560,445
545,000	5.000	03/01/22	604,307
500,000	5.000	03/01/23	550,895
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	276,726
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/A1)
335,000	5.250	07/01/11	362,467
1,000,000	5.250	07/01/12	1,070,560
1,135,000	5.250	07/01/15	1,191,398
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/A1)
480,000	5.000	07/01/20	497,429
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA-/Aa3)
1,000,000	5.250	12/01/13	1,082,380
1,410,000	5.250	12/01/15	1,499,859
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	500,640

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
$1,500,000	5.850%	07/15/10	$1,522,215
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aa3)
830,000	5.250	03/01/21	911,390
700,000	5.250	03/01/22	761,901
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,063,620
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A+/NR)
150,000	4.500	04/01/22	143,699
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A+/NR)
300,000	5.000	04/01/13	325,104
1,240,000	5.000	04/01/21	1,278,775
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	842,594
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A+/NR)
590,000	4.250	04/01/12	617,282
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A+/NR)
1,000,000	6.125	04/01/29	1,016,670
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(b)
430,000	5.200	03/01/10	440,552
1,035,000	5.300	03/01/10	1,060,989
680,000	5.600	03/01/10	698,238
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (BBB-/NR)
445,000	5.600	04/01/11	446,348
1,500,000	6.000	04/01/22	1,501,275
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (BBB-/NR)
450,000	5.550	04/01/10	451,508
80,000	5.750	04/01/19	80,068
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	460,168
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,150,000	5.250	01/01/11	1,164,915
1,115,000	5.000	07/01/17	1,280,856
2,130,000	5.125	01/01/18	2,287,577
725,000	5.000	01/01/22	760,793
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
210,000	5.125	07/01/11	218,295
535,000	5.200	07/01/12	555,250
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series D (NR/Aaa)
170,000	5.125	01/01/10	170,490

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
$2,180,000	5.250%	05/15/17	$2,277,642
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,308,969
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/19	1,067,020
Missouri State Health & Educational Facility Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,277,295
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	159,201
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (NR/NR)
1,735,000	5.150	05/15/10	1,791,440
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (BBB-/NR)(b)
1,000,000	5.850	01/01/10	1,020,020
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	503,702
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,701,870
1,000,000	5.500	10/01/12	1,114,290
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aa3)
250,000	5.000	11/15/10	260,833
2,000,000	5.000	11/15/14	2,204,080
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	523,355
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,171,516
1,545,000	5.000	02/15/20	1,671,844
120,000	4.750	11/15/37	117,073
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa2)
1,165,000	5.250	05/01/18	1,350,887
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
485,000	4.750	12/01/10	489,438
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
335,000	4.650	12/01/09	337,911
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
45,000	5.800	09/01/11	45,013
40,000	5.900	09/01/12	40,019
45,000	6.000	09/01/13	45,008
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner) Series E-1 (AMT) (FNMA/GNMA) (AAA/NR)
35,000	5.000	03/01/12	35,011
35,000	5.000	09/01/12	35,011

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
$2,000,000	5.250%	08/15/12	$2,167,920
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	326,238
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (A/Baa1)
1,000,000	5.450	03/01/14	1,030,450
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (FSA) (AAA/Aa3)
1,430,000	5.250	03/01/21	1,561,717
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Baa1)
515,000	5.000	12/01/10	515,046
850,000	5.125	12/01/12	850,102
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,065,480
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	11/15/18	1,038,500
1,000,000	5.000	11/15/19	1,030,170
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,337,200
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A3)
2,875,000	5.000	06/01/20	2,989,252
O’ Fallon MO Certificates of Participation (MBIA) (NR/A1)
1,000,000	5.000	02/01/22	1,005,800
O’ Fallon MO Certificates of Participation (NR/A1)
2,130,000	5.250	11/01/17	2,341,850
1,000,000	5.250	11/01/18	1,089,240
2,000,000	5.250	11/01/19	2,159,340
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aa3)
740,000	4.900	03/01/16	764,879
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,719,735
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (FSA) (AAA/Aa3)
440,000	5.000	03/01/22	474,751
Parkville MO GO Notes (Brink Meyer Road Temporary Notes) (SP-1+/NR)
1,520,000	2.250	08/01/11	1,519,985
Parkville MO GO Notes (Brush Creek Drain Temporary Notes) (SP-1+/NR)
2,570,000	2.250	08/01/11	2,569,974
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa3)
2,720,000	5.000	02/01/22	2,861,059
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	483,063
850,000	5.000	12/01/20	921,519

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aa3)
$1,025,000	4.500%	03/01/22	$1,055,463
Poplar Bluff MO Public Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (NR/Baa1)
390,000	5.100	09/01/18	390,620
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	159,707
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	97,628
100,000	4.700	07/01/27	96,245
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,925,223
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	457,056
500,000	5.500	03/01/15	504,510
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,972
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable- Improvement-Branson National Airport) (NR/Aa3)
540,000	6.750	03/01/28	556,843
575,000	6.850	03/01/29	596,603
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA-/A1)
1,000,000	5.000	12/01/18	1,084,370
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
190,000	4.500	11/01/18	198,911
530,000	4.500	11/01/19	545,412
610,000	4.500	11/01/20	622,176
645,000	4.750	11/01/21	664,015
685,000	4.750	11/01/22	699,001
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	396,350
405,000	4.750	11/01/22	413,278
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa2)
2,585,000	5.000	02/15/17	2,991,362
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
100,000	5.200	12/01/31	102,043
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	569,517
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	655,661
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
100,000	5.250	06/01/19	107,194
735,000	5.200	06/01/24	774,940
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	418,205
515,000	5.000	11/15/16	427,857

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
$ 400,000	3.250%	03/01/19	$405,928
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)(b)
1,315,000	5.000	02/01/13	1,487,173
St. Louis County MO School District No. R-6 Direct Deposit Program GO Bonds (AAA/NR)(b)
1,000,000	5.000	02/01/11	1,065,280
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International Airport) Series A (A/Baa1)
1,955,000	4.000	07/01/10	1,980,180
St. Louis MO Airport Revenue Bonds (Refunding for Lambert International Airport) Series B (AMT) (FSA) (AAA/Aa3)
2,000,000	5.000	07/01/24	1,837,860
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (MBIA) (FGIC) (A/NR)
185,000	5.125	07/01/12	186,682
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (A/NR)
100,000	5.125	07/01/15	100,149
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
345,000	3.000	04/01/10	349,061
355,000	3.000	04/01/11	364,202
100,000	4.000	04/01/16	107,112
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/NR)
700,000	5.250	02/15/15	713,573
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(b)
900,000	5.500	02/01/12	976,653
St. Louis MO Parking Revenue Bonds (Taxable) Series B (A/Baa1)
100,000	5.140	12/15/14	100,645
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,561,355
Taney County MO Certificates of Participation (MBIA) (NR/A3)
1,095,000	4.500	04/01/17	1,126,021
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
1,100,000	5.000	03/01/18	1,165,164
1,050,000	5.000	03/01/21	1,190,679
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,083,750
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa2)
375,000	5.375	11/01/14	403,763
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aa3)
1,000,000	5.250	03/01/13	1,132,930
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	703,812

			195,166,583

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada – 0.5%
Washoe County NV Highway Revenue Bonds (Motor Vehicle Fuel Tax) (AA-/A1)
$1,000,000	5.500%	02/01/28	$1,008,820

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,560,720

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (A/A3)
555,000	5.000	07/01/22	547,197

Texas – 0.8%
Garland TX Electric Utility System Revenue Bonds (A+/NR)
1,015,000	5.000	03/01/14	1,105,183
Mansfield TX GO Certificates (AA/Aa3)
700,000	5.750	02/15/22	767,627

			1,872,810

Virginia – 0.5%
Virginia State Housing Development Authority Revenue Bonds Series Z (AA+/Aa1)
1,150,000	4.700	07/01/23	1,153,059

TOTAL MUNICIPAL BOND OBLIGATIONS			$211,898,513

Repurchase Agreement(c) – 3.4%
State Street Bank & Trust Co.
$7,456,000	0.010%	08/03/09	$7,456,000
Maturity Value: $7,456,006

TOTAL INVESTMENTS – 98.9%			$219,354,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			2,522,291

NET ASSETS – 100.0%			$221,876,804

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $7,280,000 U.S. Treasury Notes, 3.125% due 09/30/13 with a market value of $7,606,872.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
RR	— Revenue Refunding
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$213,550,535
Gross unrealized gain	6,757,370
Gross unrealized loss	(953,392)
Net unrealized security gain	$5,803,978

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.5%
Colorado – 0.6%
Mesa State College CO Auxiliary Facilities Enterprise Revenue Bonds (AA-/Aa3)
$ 400,000	5.700%	05/15/26	$ 438,044

Florida – 0.8%
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series B (AA-/Aa3)
500,000	6.250	07/01/26	558,155

Indiana – 1.7%
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aa3)
1,300,000	5.000	01/15/31	1,293,188

Iowa – 1.4%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
345,000	3.700	01/01/14	350,551
685,000	5.000	07/01/23	704,858

			1,055,409

Kansas – 86.9%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)
1,000,000	4.750	08/01/17	1,045,010
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	1,130,720
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/A2)
440,000	5.000	12/01/13	468,037
Derby KS GO Bonds Series A (AMBAC) (NR/A2)(a)
310,000	4.900	12/01/11	340,011
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12	1,519,774
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa3)
1,000,000	5.000	08/01/12	1,110,920
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aa3)
495,000	5.000	09/01/15	553,361
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	810,686
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,052,550
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	585,045
1,770,000	5.000	10/01/18	1,846,606
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aa3)
375,000	5.125	04/01/11(a)	402,975
625,000	5.125	10/01/16	652,463
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	973,784
975,000	5.000	10/01/23	1,020,269
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/A2)
200,000	5.000	03/01/15	221,354

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (FGIC) (AA/Aa3)
$ 500,000	5.500%	09/01/17	$ 588,230
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	289,229
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aa2)
290,000	5.500	09/01/10	305,454
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	341,622
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	356,755
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,915,000	3.750	05/15/26	1,936,888
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (A+/A1)
1,000,000	5.500	11/15/23	1,033,220
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
1,270,000	5.250	05/01/13	1,349,832
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aa3)(a)
500,000	5.000	10/01/10	525,950
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,384,652
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,074
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (A/A1)
1,150,000	5.000	04/01/24	1,180,095
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/Baa1)
200,000	5.000	08/01/10	200,558
400,000	5.000	02/01/12	401,116
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/Baa1)
400,000	5.000	05/01/12	425,144
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	513,387
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,715,728
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,095,020
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/NR)
20,000	4.000	10/01/11	21,369

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
$ 705,000	5.500%	04/01/12	$ 788,712
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,597,845
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	652,242
630,000	5.000	06/01/14	676,563
300,000	5.000	06/01/16	317,442
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,191,577
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,089,897
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	335,493
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	558,734
1,000,000	5.375	07/01/14	1,038,230
455,000	5.375	07/01/15	469,751
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (A/Baa1)
150,000	5.000	09/01/20	160,937
Leaveworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/A2)
1,100,000	5.250	09/01/27	1,174,459
315,000	5.250	09/01/29	331,865
Manhattan KS Hospital Revenue Bonds (Mercy Health Center) (FSA) (AAA/Aa3)
1,005,000	5.250	08/15/10	1,041,401
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (A/Baa1)
1,650,000	5.000	09/01/17	1,824,504
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,189,109
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (A+/NR)
500,000	5.500	09/01/10	519,770
Overland Park KS GO Bonds (Refunding for Internal Improvement) Series B (AAA/Aaa)
995,000	4.000	09/01/17	1,076,421
Parsons KS Certificates of Participation (Taxable) Series B (AAA/NR)
300,000	5.700	10/01/17	315,612
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aa3)
600,000	5.500	09/01/11	650,448
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/A2)
500,000	4.500	09/01/22	503,690
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aa3)
230,000	5.500	09/01/16	247,229

Principal Amount	Interest Rate	Maturity Date		Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aa3)
$ 70,000	5.500%	09/01/16		$ 74,374
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (A/NR)
680,000	5.250	09/01/14		735,372
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
670,000	5.250	09/01/12		754,634
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (AMT) (GNMA) (NR/Aaa)
45,000	5.800	06/01/17		45,314
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150	08/01/10		212,290
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (AAA/Aa1)
1,000,000	5.250	08/01/26		1,088,870
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/A2)
500,000	5.500	10/01/09		503,295
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32		1,514,010
Shawnee County KS GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
250,000	5.250	09/01/09		250,855
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000	02/01/12		550,210
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000	08/15/16		102,138
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/Baa1)
535,000	5.000	06/01/16		617,668
1,000,000	5.000	06/01/23		1,083,430
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/Baa1)
300,000	5.000	06/01/23		325,029
475,000	5.000	06/01/24		511,176
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11		219,104
1,000,000	6.000	09/01/12	(a)	1,145,650
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement) Series XI (A+/NR)
1,500,000	6.750	11/15/14		1,525,875
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (A/A1)
1,000,000	5.000	10/01/19		1,041,380
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (A+/A2)
600,000	4.400	09/01/11		605,250
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aa3)
215,000	6.375	09/01/11		240,340

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A3)
$1,595,000	5.000%	09/01/21	$ 1,660,108
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aa3)
85,000	6.375	09/01/11	93,294
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aa3)
1,000,000	5.000	09/01/11	1,072,840
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A/NR)
1,000,000	5.250	09/01/17	1,122,110
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aa3)
160,000	5.000	09/01/12	176,954
625,000	5.250	09/01/16	722,613
1,000,000	5.250	09/01/20	1,144,630

			64,638,632

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	517,060

Puerto Rico – 3.4%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (A/Baa1)
475,000	5.500	07/01/16	484,258
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aa3)
425,000	5.500	07/01/15	454,529
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.250	07/01/13	526,060
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	751,586
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	326,715

			2,543,148

TOTAL MUNICIPAL BOND OBLIGATIONS			$71,043,636

Repurchase Agreement(c) – 3.3%
State Street Bank & Trust Co.
$2,438,000	0.010%	08/03/09	$ 2,438,000
Maturity Value: $2,438,002

TOTAL INVESTMENTS – 98.8%			$73,481,636

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			874,673

NET ASSETS – 100.0%			$74,356,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(c)	Repurchase agreement was entered into on July 31, 2009. This agreement was fully collateralized by $2,380,000 U.S. Treasury Notes, 3.125%, due 09/30/13 with a market value of $2,486,862.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. Transferable Custodian Receipts.
AMT	— Alternative Minimum Tax
BNY	— Insured by Bank of New York Mellon Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$71,195,612
Gross unrealized gain	2,490,005
Gross unrealized loss	(203,981)
Net unrealized security gain	$2,286,024

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

        Securities for which market quotations are not readily available or are deemed not to reflect market value by Adviser are valued at fair value using methods approved by the Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Growth

	Level 1	Level 2	Level 3
Assets
Common Stocks and Other Equity Investments	$111,643,253	$-	$-
Short-term Investments	-	600,000	-
Total	$111,643,253	$600,000	$-

Value

	Level 1	Level 2	Level 3
Assets
Common Stocks and Other Equity Investments	$70,810,591	$-	$-
Short-term Investments	-	707,000	-
Total	$70,810,591	$707,000	$-

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MidCap Growth
	Level 1	Level 2	Level 3
Assets
Common Stocks and Other Equity Investments	$49,354,452	$-	$-
Short-term Investments	-	1,391,000	-
Total	$49,354,452	$1,391,000	$-
Bond
	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$4,316,564	$41,382,114	$-
Taxable Municipal Bond Obligations	-	27,876,797	-
Corporate Obligations	-	137,624,757	-
Foreign Debt Obligations	-	5,950,743	-
Mortgage-Backed Obligations	-	239,348,852	-
Asset-Backed Securities	-	58,966,658	-
Exchange Traded Funds	16,282,257	-	-
Short-term Investments	-	6,947,000	-
Total	$20,598,821	$518,096,921	$-
Short-Term Government
	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$9,348,684	$41,117,939	$-
Mortgage-Backed Obligations	-	32,374,591	-
Asset-Backed Securities	-	706,055	-
Short-term Investments	-	8,750,000	-
Total	$9,348,684	$82,948,585	$-
National Tax-Free Intermediate Bond
	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$155,122,714	$-
Short-term Investments	-	1,695,000	-
Total	$-	$156,817,714	$-
Missouri Tax-Free Intermediate Bond
	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$211,898,513	$-
Short-term Investments	-	7,456,000	-
Total	$-	$219,354,513	$-

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Kansas Tax-Free Intermediate Bond
	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$71,043,636	$-
Short-term Investments	-	2,438,000	-
Total	$-	$73,481,636	$-

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

        Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

        For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

        The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

        The Value Fund may be concentrated in securities of financial companies. At times, securities of financial companies may be subject to greater price volatility than securities of companies in other sectors and may experience significant price fluctuations.

        The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2009

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 29, 2009